Shareholder Report, Average Annual Return (Details) 190342_AAM S-P 500 High Dividend Value ETF_TF_TSR SemiAnnual {TF}	6 Months Ended	12 Months Ended	60 Months Ended	101 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
AAM S&P 500 High Dividend Value ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AAM S&P 500 High Dividend Value ETF NAV
Average Annual Return, Percent		30.67%	8.93%	9.20%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent		31.05%	13.14%	14.59%
S&P 500 Dividend and Free Cash Flow Yield Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Dividend and Free Cash Flow Yield Index TR
Average Annual Return, Percent		31.20%	9.33%	9.58%